NXG Cushing Midstream Energy Fund
SCHEDULE OF INVESTMENTS (Unaudited)

	February 29, 2024

		Fair
Common Stock - 82.6%	Shares	Value
Canadian Midstream - 0.1%
Pembina Pipleline Corporation(2)(3)	3,435	$118,402

Cryptocurrency Miners - 0.9%
Cleanspark, Inc.(2)	60,000	1,003,200

E&P - 10.8%
Antero Resources Corporation(2)	8,500	218,450
Comstock Resources, Inc.	34,000	290,700
Pioneer Natural Resources Co	14,000	3,292,660
Range Resources Corporation	9,000	284,580
Ovinitiv Inc.	35,000	1,729,350
Viper Energy Inc	122,000	4,409,080
Vital Energy Inc(2)	32,000	1,610,560
		11,835,380
General Partnerships - 3.4%
Enlink Midstream LLC(1)	300,000	3,699,000

Integrated Oil - 2.6%
Cenovus Energy Inc.(3)	166,000	2,893,380

Large Cap Diversified C Corps - 30.5%
Cheniere Energy, Inc.	46,000	7,139,200
Kinder Morgan, Inc.(1)	324,000	5,634,360
ONEOK, Inc.(1)	113,000	8,488,560
Pembina Pipeline Corporation(1)(3)	111,000	3,863,910
TC Energy Corporation(3)	77,400	3,061,170
Williams Companies, Inc.(1)	146,000	5,247,240
		33,434,440
Natural Gas Gatherers & Processors - 17.4%
Antero Midstream Corporation	250,000	3,350,000
DT Midstream, Inc.	83,000	4,783,290
Kinetik Holdings, Inc.	57,000	2,013,240
Targa Resources Corporation(1)	91,500	8,988,960
		19,135,490
Natural Gas Transportation & Storage - 7.9%
New Fortress Energy, Inc.	50,000	1,757,500
Equitrans Midstream Corporation	641,000	6,852,290
		8,609,790
Oilfield Services - 0.7%
Valaris Ltd(2)(3)	12,000	756,600

Refiners - 5.4%
Marathon Petroleum Corporation(1)	20,000	3,384,600
Phillips 66	18,000	2,565,180
		5,949,780
Utilities - 1.3%
Vistra Corporation	27,000	1,472,580
		1,472,580
YieldCo - 1.6%
Clearway Energy, Inc.(1)	81,000	1,765,800
Total Common Stocks (Cost $85,312,714)		$90,673,842

MLP Investments and Related Companies - 41.6%	Units
Crude Oil & Refined Products - 2.2%
Genesis Energy L.P.	210,000	$2,419,200

Large Cap Diversified C Corps - 6.6%
Plains GP Holdings, L.P.(1)	420,000	7,224,000

Large Cap MLP - 20.5%
Energy Transfer, L.P.(1)	657,000	9,618,480
Enterprise Products Partners L.P.	170,000	4,666,500
MPLX, L.P.(1)	213,800	8,218,472
		22,503,452
Natural Gas Gatherers & Processors - 9.2%
Hess Midstream, L.P.(1)	150,000	5,113,500
Western Midstream Partners, L.P.(1)	150,000	5,017,500
		10,131,000
Upstream MLPs - 2.3%
TXO Energy Partners, L.P.	142,000	2,519,080

YieldCo - 0.8%
NextEra Energy Partners, L.P.(1)	31,000	851,570
Total MLP Investments and Related Companies (Cost $31,894,771)		$45,648,302

Preferred Stock - 2.3%
Crude Oil & Refined Products - 0.5%
NGL Energy Partners, L.P.(1)(2)	20,313	$569,373

Utilities - 1.8%
NextEra Energy Capital Holdings, Inc.(1)	81,000	2,028,240
Total Preferred Stock (Cost $2,549,836)		$2,597,613

Short-Term Investments - Investment Companies - 7.9%	Shares
First American Government Obligations Fund - Class X, 5.23%(4)	4,358,926	$4,358,926
First American Treasury Obligations Fund - Class X, 5.23%(4)	4,358,926	4,358,926
Total Short-Term Investments - Investment Companies (Cost $8,717,852)		$8,717,852

Total Investments - 134.4% (Cost $138,543,139)		$147,637,609
Written Options (5) - (0.0)% (Premiums received $76,039)		12,000
Liabiliities in Excess of Other Assets - (34.4)%		(37,801,043)
Net Assets Applicable to Common Stockholders - 100.0%		$109,836,566

(1)	All or a portion of these securities are held as collateral pursuant to the loan agreements.
(2)	No distribution or dividend was made during the period ended February 29, 2024. As such, it is classified as a non-income producing security as of February 29, 2024.
(3)	Foreign issued security. Foreign concentration is as follows: Canada 9.05%, Bermuda 0.69%.
(4)	Rate reported is the current yield as of February 29, 2024.
(5)	Description	Exercise Price	Expiration Date	Currency	Number of Contracts	Premiums Received	Fair Value	Unrealized Appreciation (Depreciation)
	Cheniere Energy, Inc., Call Option	$167.50	03/2024	USD	240	$14,153	$9,000	$5,153
	Cleanspark, Inc., Call Option	$21.00	03/2024	USD	600	$61,885	$3,000	$58,885
						$76,039	$12,000	$64,039

Fair Value Measurements
Various inputs that are used in determining the fair value of the Fund’s investments are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities
•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

These inputs are summarized in the three broad levels listed below.

		Fair Value Measurements at Reporting Date Using
		Quoted Prices in		Significant
		Active Markets for	Significant Other	Unobservable
	Fair Value at	Identical Assets	Observable Inputs	Inputs
Description	February 29, 2024	(Level 1)	(Level 2)	(Level 3)
Assets Equity Securities
Common Stock (a)	$90,673,842	$90,673,842	$-	$-
Master Limited Partnerships and Related Companies (a)	45,648,302	45,648,302	-	-
Preferred Stock (a)	2,597,613	2,597,613	-
Total Equity Securities	138,919,757	138,919,757	-	-
Other Short Term Investments (a)	8,717,852	8,717,852	-	-
Total Other	8,717,852	8,717,852	-	-
Total Assets	$147,637,609	$147,637,609	$-	$-

(a)	All other industry classifications are identified in the Schedule of Investments. The Fund did not hold Level 3 investments at any time during the period ended February 29, 2024.

Transfers into and out of each level are measured at fair value at the end of the period.  There were no transfers between any levels during the period ended February 29, 2024.